LICENSES (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS
	September 30, 2021	December 31, 2020
License – Digital platform	$5,000	$0
Total licensed assets	5,000	0
Accumulated Amortization	(1,042)	0
Net licensed assets	$3,958	$0